Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (2,561,907)	$ (1,093,241)	$ 1,587,375
Adjustments to reconcile net income to cash and restricted cash provided by (used in) operating activities:
Depreciation and amortization	57,428	62,971	53,520
Deferred income tax expense		74,243	592,701
Impairment loss recognised in respect of receivables	4,548	54,896
Accounts receivable	(34,350)	763,240	(918,303)
Prepaid expenses and other current assets	(4,064,584)	(132,021)	90,290
Interest accrued for lease liabilities	1,342
Contract liabilities		(154,106)	(1,056,406)
Accrued expenses and other current liabilities	(65,086)	41,354	116,033
Net cash provided by (used in) operating activities	(6,662,609)	(382,664)	465,210
Cash flows from investing activities
Additions to plant and equipment and intangible assets	(34,346)	(19,977)
Investment in loans receivable		(5,500,000)
Net cash (used in) investing activities	(34,346)	(5,519,977)
Cash flows from financing activities
Deferred initial public offering costs		765,885	(765,885)
Payment of lease liabilities	(16,851)
Proceeds from IPO		16,912,053
Proceeds from (Repayment to) related party loans	(156,311)	(1,276,641)	180,026
Net cash provided by (used in) financing activities	(173,162)	16,401,297	(585,859)
Reconciliation of cash and restricted cash, beginning of year
Cash	10,753,118	117,434	227,387
Restricted cash	30,269	22,948	23,644
Cash and restricted cash, beginning of year	10,783,387	140,382	251,031
Reconciliation of cash and restricted cash, end of year
Cash	3,805,135	10,753,118	117,434
Restricted cash	23,089	30,269	22,948
Cash and restricted cash, end of year	3,828,224	10,783,387	140,382
Effect of exchange rate changes on cash and restricted cash	(85,046)	144,349	10,000
Net increase (decrease) in cash and restricted cash	(6,955,163)	10,643,005	(110,649)
Cash and restricted cash, beginning of year	10,783,387	140,382	251,031
Cash and restricted cash, end of year	3,828,224	10,783,387	140,382
Supplemental disclosures of cash flows information
Cash paid for amounts include in operating lease liabilities	$ 1,342